Segment information	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment information

3. Segment information

The Company has one reportable segment which is the sale of lighting-related services and products. Segment was identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”, the Chief Executive Officer of the Company) assesses the performance of the business. The retrofit projects generated revenue by selling its lighting systems as replacements for its customers’ existing lighting fixtures. The sale of lighting products and fixtures generated revenue by delivery of the finished product to the customer at their specified location. All assets of the Company are located in Hong Kong and the UK and revenues are generated based on the geographical location.

Key financial performance measures of the segments are as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Revenues	6,005,563	9,601,471	6,892,544	9,457,387
Cost of revenues	(4,920,593)	(7,458,966)	(5,483,186)	(7,523,581)
Gross profit	1,084,970	2,142,505	1,409,358	1,933,806

Operating expenses:
Selling and marketing expenses	(161,806)	(103,303)	(188,274)	(258,334)
Employee compensation and benefits	(1,107,518)	(1,148,814)	(1,370,381)	(1,880,325)
Depreciation	(140,784)	(136,027)	(143,986)	(197,566)
General and administrative expenses	(943,827)	(820,771)	(1,068,834)	(1,466,567)
Research and development expenses	(256,986)	(260,708)	(129,090)	(177,127)
(Provision for) reversal of expected credit losses	(30,836)	94,023	(247,523)	(339,631)
Total operating expenses	(2,641,757)	(2,375,600)	(3,148,088)	(4,319,550)

Loss from operations	(1,556,787)	(233,095)	(1,738,730)	(2,385,744)

Other income (expenses):
Other income, net	88,992	65,426	382,048	524,215
Interest expense	(382,008)	(502,959)	(621,879)	(853,292)
Interest expense – a related party	-	(50,325)	(16,828)	(23,090)
Fair value loss on promissory notes	(240,557)	(371,876)	-	-
Exchange loss, net	(17,183)	(13,664)	(80,145)	(109,968)
Total other expenses, net	(550,756)	(873,398)	(336,804)	(462,135)

Loss before income tax expense	(2,107,543)	(1,106,493)	(2,075,534)	(2,847,879)

Income tax expense	(176,923)	(2,512)	-	-

Net loss	(2,284,466)	(1,109,005)	(2,075,534)	(2,847,879)

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Total assets	8,683,544	10,481,620	14,382,025
Total liabilities	(10,683,429)	(8,992,131)	(12,338,270)
Net (liabilities) assets	(1,999,885)	1,489,489	2,043,755

Non-current assets per geographical segment

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
The United Kingdom	183,635	133,746	183,517
Hong Kong	3,139,380	2,890,728	3,966,420
Total	3,323,015	3,024,474	4,149,937

Current assets per geographical segment

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
The United Kingdom	3,873,826	2,959,501	4,060,785
Hong Kong	1,486,703	4,497,645	6,171,303
Total	5,360,529	7,457,146	10,232,088

Geographical revenue is based on the final location where the Company sells the product or where the customer/partner is located.

	For the years ended June 30,
	2023		2024		2025
	GBP		GBP		GBP	US$
The United Kingdom	5,688,341	95%	9,091,010	95%	6,381,228	8,755,801	93%
Hong Kong	317,222	5%	510,461	5%	511,316	701,586	7%
Total	6,005,563	100%	9,601,471	100%	6,892,544	9,457,387	100%